Investments - Investment Related Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party
AFS fixed maturity securities
Investment related gains (losses)	$ (38)	$ (19)	$ (1)
Consolidated Entity Excluding Variable Interest Entities (VIE)
AFS fixed maturity securities
Net realized investment gains (losses) on trading securities	(33)	(228)	242
Derivative gains (losses)	596	(277)	793
Other gains (losses)	5	11	(5)
Investment related gains (losses)	652	(430)	1,211
Proceeds from sale of available-for-sale securities	4,662	6,899	6,391
Consolidated Entity Excluding Variable Interest Entities (VIE) | Total fixed maturity securities
AFS fixed maturity securities
Gross realized gain on investment activity	138	150	203
Gross realized loss on investment activity	(54)	(86)	(22)
Net realized investment gains on fixed maturity securities	84	64	181
Consolidated Entity Excluding Variable Interest Entities (VIE) | Related Party
AFS fixed maturity securities
Trading securities, unrealized holding gain (loss)	(10)	(10)	13
Consolidated Entity Excluding Variable Interest Entities (VIE) and Related Party
AFS fixed maturity securities
Trading securities, unrealized holding gain (loss)	$ 38	$ (133)	$ 258